LIMITED PARTNERS' INTEREST IN SINGLE-FAMILY RENTAL BUSINESS (Tables)	12 Months Ended
Dec. 31, 2022
Limited Partners' Interest In Investments [Abstract]
Schedule of Changes in Limited Partners' Interests in Single-Family Rental Business
The following table presents the changes in the limited partners' interests in single-family rental business balance for the years ended December 31, 2022 and December 31, 2021.

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Balance, beginning of year	$947,452	$356,305
Contributions	489,387	479,142
Distributions	(37,348)	(73,916)
Net change in fair value of limited partners’ interests in single-family rental business	297,381	185,921
Balance, end of year	$1,696,872	$947,452